1
The Gabelli International Small Cap Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 89 .0%
MATERIALS — 28 .5%
7,350 Alamos Gold Inc. , Cl. A ............................. $ 327,001
3,000 ARE Holdings Inc. .................................... 65,436
7,000 Eldorado Gold Corp. ................................. 240,310
6,044 Endeavour Mining plc ............................... 362,397
5,000 Labrador Iron Ore Royalty Corp. ............... 105,384
75,000 Perseus Mining Ltd. ................................. 274,780
1,400 RENK Group AG ....................................... 83,680
20,000 Treatt plc .................................................. 52,044
80,000 Westgold Resources Ltd. .......................... 336,561
1,300 Yamato Kogyo Co. Ltd. ............................. 100,695
1,948,288
INDUSTRIALS — 18 .3%
4,000 AeroEdge Co. Ltd. † .................................. 102,800
11,000 AZ-COM MARUWA Holdings Inc. .............. 62,044
40,000 Chemring Group plc ................................. 272,725
3,900 Chugoku Marine Paints Ltd. ...................... 83,153
2,800 Clarkson plc ............................................. 172,217
6,000 Daiei Kankyo Co. Ltd. ............................... 148,940
7,500 Kawasaki Heavy Industries Ltd. ................. 141,054
4,000 Loomis AB ............................................... 182,721
3,000 Namura Shipbuilding Co. Ltd. ................... 83,205
1,248,859
CONSUMER STAPLES — 12 .0%
15,000 Austevoll Seafood ASA ............................. 161,429
5,500 Fevertree Drinks plc .................................. 56,079
7,000 Glanbia plc ............................................... 137,142
3,443 Interparfums SA ....................................... 91,559
1,350 Laurent-Perrier ......................................... 129,168
4,000 Sakata Seed Corp. .................................... 109,158
2,000 Viscofan SA ............................................. 139,267
823,802
CONSUMER DISCRETIONARY — 9 .8%
1,400 De' Longhi SpA ........................................ 49,203
9,820 Entain plc ................................................. 73,772
2,200 JINS Holdings Inc. ................................... 71,732
1,800 Nitto Boseki Co. Ltd. ................................. 227,864
40,000 Piaggio & C SpA ....................................... 71,726
15,000 Sanrio Co. Ltd. ......................................... 93,259
2,300 Tokyotokeiba Co. Ltd. ............................... 83,340
670,896
HEALTH CARE — 7 .3%
9,000 Mani Inc. .................................................. 86,849
2,000 Siegfried Holding AG ................................ 189,723
10,000 Synsam AB .............................................. 72,796
15,000 Tristel plc ................................................. 71,474
850 Vetoquinol SA .......................................... 77,605
498,447
Shares
Market
Value
FINANCIALS — 6 .3%
17,000 Polar Capital Holdings plc ......................... $ 138,770
18,000 Tamburi Investment Partners SpA ............. 162,476
40,000 The Bank of East Asia Ltd. ........................ 66,917
17,000 TP ICAP Group plc ................................... 61,607
429,770
INFORMATION TECHNOLOGY — 5 .8%
5,000 A&D HOLON Holdings Co. Ltd. ................. 82,052
6,000 Optex Group Co. Ltd. ................................ 101,449
10,000 Synspective Inc. † ..................................... 70,199
7,200 Towa Corp. ............................................... 107,237
700 Ulvac Inc. ................................................. 37,712
398,649
COMMUNICATION SERVICES — 1 .0%
4,059 Manchester United plc , Cl. A † ................... 68,272
TOTAL COMMON STOCKS ........................ 6,086,983
PREFERRED STOCKS — 2 .8%
HEALTH CARE — 2 .8%
1,800 Draegerwerk AG & Co. KGaA , 0.190% ....... 191,580
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 8 .2%
$ 560,000 U.S. Treasury Bills,
3.572 % to 3.669% †† ,
04/09/26 to 06/25/26 ............................ 557,557
TOTAL INVESTMENTS — 100.0%
(Cost $ 5,214,522 ) ................................. $ 6,836,120
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 44 .9% $ 3,069,432
Japan ............................... 27 .2 1,858,178
Asia/Pacific ......................... 9 .9 678,258
Canada .............................. 9 .8 672,695
United States ........................ 8 .2 557,557
100.0% $ 6,836,120